Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 5 — Commitments and Contingencies

Registration Rights

Pursuant to a registration rights agreement entered into on March 11, 2021, the holders of Founder Shares and Private Placement Units (and component securities) are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock). These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

On August 14, 2023, the Company filed with the SEC a registration statement on Form S-1, as amended on September 29, 2023 and October 10, 2023, to register for resale certain of these shares of common stock of the Company currently held by the Sponsor and an independent director of the Company and certain shares to be issued to the Sponsor in the XBP Europe Business Combination.

Underwriting Agreement

The Company granted CF&Co. a 45-day option to purchase up to 3,300,000 additional Units to cover over-allotments at the Initial Public Offering price less the underwriting discounts and commissions. On March 16, 2021, simultaneously with the closing of the Initial Public Offering, CF&Co. partially exercised the over-allotment option for 3,000,000 additional Units and advised the Company that it would not exercise the remaining portion of the over-allotment option.

CF&Co. was paid a cash underwriting discount of $4,400,000 in connection with the Initial Public Offering.

The Company also engaged a qualified independent underwriter to participate in the preparation of the registration statement and exercise the usual standards of “due diligence” in respect thereto. The Company paid the independent underwriter a fee of $100,000 upon the completion of the Initial Public Offering in consideration for its services and expenses as the qualified independent underwriter. The qualified independent underwriter received no other compensation.

Business Combination Marketing Agreement

The Company has engaged CF&Co. as an advisor in connection with the Company’s Business Combination (see Note 4).

Risks and Uncertainties

Management continues to evaluate the impact of the military conflict in Ukraine on the financial markets and on the industry, and has concluded that while it is reasonably possible that the conflict could have an effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 5 — Commitments and Contingencies

Registration Rights

Pursuant to a registration rights agreement entered into on March 11, 2021, the holders of Founder Shares and Private Placement Units (and component securities) are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock). These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted CF&Co. a 45-day option to purchase up to 3,300,000 additional Units to cover over-allotments at the Initial Public Offering price less the underwriting discounts and commissions. On March 16, 2021, simultaneously with the closing of the Initial Public Offering, CF&Co. partially exercised the over-allotment option for 3,000,000 additional Units and advised the Company that it would not exercise the remaining portion of the over-allotment option.

CF&Co. was paid a cash underwriting discount of $4,400,000 in connection with the Initial Public Offering.

The Company also engaged a qualified independent underwriter to participate in the preparation of the registration statement and exercise the usual standards of “due diligence” in respect thereto. The Company paid the independent underwriter a fee of $100,000 upon the completion of the Initial Public Offering in consideration for its services and expenses as the qualified independent underwriter. The qualified independent underwriter received no other compensation.

Business Combination Marketing Agreement

The Company has engaged CF&Co. as an advisor in connection with the Company’s Business Combination (see Note 4).

Risks and Uncertainties

Management continues to evaluate the impacts of the COVID-19 pandemic and the military conflict in Ukraine on the financial markets and on the industry, and has concluded that while it is reasonably possible that the pandemic and the conflict could have an effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impacts are not readily determinable as of the date of the consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.